Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	500
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 10,000.00
Amount of Registration Fee	$ 1.53